Events After The Reporting Period - Additional Information (Detail) - shares	Feb. 09, 2022	Jan. 05, 2022	Apr. 09, 2022	Apr. 29, 2021
Disclosure of non-adjusting events after reporting period [line items]
Buy back of shares, Authorized				2,047,548,289
RMB Share Transaction [member] | RMB Share Issue Before the Exercise of the Over Allotment Option [member] | RMB Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued		845,700,000
RMB Share Transaction [member] | Exercise of the Over Allotment Option [member] | RMB Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	57,067,867
RMB Share Transaction [member] | RMB Share Issue After the Exercise of the Over Allotment Option [member] | RMB Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	902,767,867
Percentage of shares issued to the total number of issued shares	4.22%
Buy Back Hong Kong Shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Accumulative shares bought back			15,424,000